Supplemental disclosure of cash flow information (Tables)	6 Months Ended
Jun. 30, 2022
Summary of Changes in Operating Assets and Liabilities Explanatory

	Three months ended		Six months ended
	June 30,		June 30,
	2022	2021	2022	2021
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(255)	(547)	220	103
Inventory	—	1	(206)	(39)
Prepaid expenses and other current assets	(1,471)	408	(759)	315
Payables and accrued liabilities	(40)	(430)	119	(315)
Taxes payable	—	—	—	(129)
Deferred revenues	1,001	3	1,008	1,230
Employee future benefits	(97)	(74)	(118)	(157)
	(862)	(639)	264	1,008